REVENUE, OTHER INCOME AND GAINS - License Revenue - Janssen (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License Revenue - Janssen	$ 138,404	$ 35,160	$ 50,000
Janssen
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License Revenue - Janssen	$ 75,074	$ 35,160	$ 50,000